Aggregate status of the plans and the amounts recognized in the consolidated financial statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	$ 656,131	$ 579,523
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	348,306	333,287
Reconciliation Of Net Liabilities Abstract:
Accumulated other comprehensive loss at end of year	(348,306)	(333,287)
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan Interest Cost	29,981	31,139	31,513
Termination benefit cost	0	15,559	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan Contributions By Employer	58,000	124,552
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net loss	297,765	281,431
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	297,765	281,431	176,910
Reconciliation Of Net Liabilities Abstract:
Net liabilities at beginning of year	(155,308)	(160,688)
Accumulated other comprehensive loss at beginning of year	281,431	176,910
Amount prepaid (accued) at beginning of year	126,123	16,222
Additional benefit cost	0	(15,559)
Net periodic benefit credit (cost)	(12,444)	908
Amount prepaid (accrued) at end of year	171,679	126,123	16,222
Accumulated other comprehensive loss at end of year	(297,765)	(281,431)	(176,910)
Net liabilities at end of year	(126,086)	(155,308)	(160,688)
Pension Plans, Defined Benefit [Member] | Change In Benefit Obligation [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	706,449	603,254
Defined Benefit Plan Interest Cost	29,981	31,139
Termination benefit cost	0	15,559
Actuarial loss	64,103	87,403
Benefits paid	(48,928)	(30,906)
Benefit obligation at end of year	751,605	706,449
Pension Plans, Defined Benefit [Member] | Change In Fair Value Of Plan Assets [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefits paid	(48,928)	(30,906)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	551,141	442,566
Actual return on plan assets	65,302	14,929
Defined Benefit Plan Contributions By Employer	58,000	124,552
Fair value of plan assets at end of year	625,515	551,141
Other Pension Plans Defined Benefit Member
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan Interest Cost	1,572	1,581	1,537
Termination benefit cost	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan Contributions By Employer	51	6,751
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net loss	15,055	14,387
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	15,055	14,387	8,237
Reconciliation Of Net Liabilities Abstract:
Net liabilities at beginning of year	(8,057)	(8,289)
Accumulated other comprehensive loss at beginning of year	14,387	8,237
Amount prepaid (accued) at beginning of year	6,330	(52)
Additional benefit cost	0	0
Net periodic benefit credit (cost)	(761)	(369)
Amount prepaid (accrued) at end of year	5,620	6,330	(52)
Accumulated other comprehensive loss at end of year	(15,055)	(14,387)	(8,237)
Net liabilities at end of year	(9,435)	(8,057)	(8,289)
Other Pension Plans Defined Benefit Member | Change In Benefit Obligation [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	36,439	30,301
Defined Benefit Plan Interest Cost	1,572	1,581
Termination benefit cost	0	0
Actuarial loss	3,287	5,695
Benefits paid	(1,247)	(1,138)
Benefit obligation at end of year	40,051	36,439
Other Pension Plans Defined Benefit Member | Change In Fair Value Of Plan Assets [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefits paid	(1,247)	(1,138)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	28,382	22,012
Actual return on plan assets	3,430	757
Defined Benefit Plan Contributions By Employer	51	6,751
Fair value of plan assets at end of year	$ 30,616	$ 28,382